Vessels, net - Capital Product Partners L.P. (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Schedule of vessels, net

An analysis of vessels, net is as follows:

		Accumulated	Net book
	Vessel Cost	depreciation	value
Balance as at January 1, 2017	$920,193	$(276,367)	$643,826
Acquisitions and improvements	142	—	142
Depreciation for the year	—	(36,440)	(36,440)
Balance as at December 31, 2017	$920,335	$(312,807)	$607,528
Acquisitions and improvements	75,048	—	75,048
Depreciation for the year	—	(38,894)	(38,894)
Balance as at December 31, 2018	$995,383	$(351,701)	$643,682

Schedule of total revenues and net income

The following table summarizes total revenues and net income of the combined entity had the acquisition of company owning the M/T Amor occurred on January 1, 2016:

As of
December 31,
2016
Total revenues	$132,392
Net income	$36,739